Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies
Commitments and Contingencies

17. Commitments and Contingencies

License Agreement with Enteris Biopharma, Inc.

In August 2019, the Company entered into a non-exclusive license agreement, or the Enteris License Agreement, with Enteris Biopharma, Inc., or Enteris, pursuant to which Enteris granted to the Company a non-exclusive, royalty-bearing license, including the right to grant sublicenses, under certain proprietary technology and patent rights related to or covering formulations for oral delivery of peptide active pharmaceutical ingredients with functional excipients to enhance permeability and/or solubility, known as Enteris’s Peptelligence® technology, to develop, manufacture and commercialize products using such technology worldwide, excluding Japan and South Korea.

The Company is also obligated, pursuant to the Enteris License Agreement, to pay Enteris (1) milestone payments upon the achievement of certain development, regulatory and commercial milestones and (2) low-single digit royalty percentages on net sales of licensed products, subject to reductions in specified circumstances. During the three and nine months ended September 30, 2024 and 2023, no milestone payments or royalties were paid to Enteris by the Company in relation to the Enteris License Agreement.

Manufacturing Agreements

In July 2021, the Company entered into an API Commercial Supply Agreement with Polypeptide Laboratories S.A., or PPL, that defines each party’s responsibilities with respect to PPL’s manufacture and supply of the active pharmaceutical ingredient difelikefalin, or API, for the difelikefalin injection product candidate. Under the API Commercial Supply Agreement, PPL shall manufacture API at its facility for sale and supply to the Company, in the amounts as set forth in purchase orders to be provided by the Company. The Company will be required to purchase its requirements of API for each year of the term of the agreement, based on internal forecasts.

The API Commercial Supply Agreement will continue until the fifth anniversary of the approval by the FDA of the new drug application for KORSUVA injection, unless the API Commercial Supply Agreement is earlier terminated, and will automatically be extended for successive five-year periods unless either party gives notice to the other party of its intention to terminate.

In July 2019, the Company entered into a Master Manufacturing Services Agreement, or MSA, with Patheon UK Limited, or Patheon. The MSA governs the general terms under which Patheon, or one of its affiliates, will provide non-exclusive manufacturing services to the Company for the drug products specified by the Company from time to time. Pursuant to the MSA, the Company has agreed to order from Patheon at least a certain percentage of its commercial requirements for a product under a related Product Agreement. Each Product Agreement that the Company may enter into from time to time will be governed by the terms of the MSA, unless expressly modified in such Product Agreement.

The MSA had an initial term ending December 31, 2024, which automatically renewed after the initial term for successive terms of two years until December 31, 2026.

In July 2019, the Company entered into two related Product Agreements under the MSA, one with each of Patheon and Patheon Manufacturing Services LLC, or Patheon Greenville, to govern the terms and conditions of the manufacture of commercial supplies of difelikefalin injection, the Company’s lead product candidate. Pursuant to the Product Agreements, Patheon and Patheon Greenville will manufacture commercial supplies of difelikefalin injection at the Monza, Italy and Greenville, North Carolina manufacturing sites, respectively, from active pharmaceutical ingredient supplied by the Company. Patheon and Patheon Greenville will be responsible for supplying the other required raw materials and packaging components, and will also provide supportive manufacturing services such as quality control testing for raw materials, packaging components and finished product.

In December 2023, the Company entered into an agreement with Patheon to reimburse Patheon approximately $1,700 for forecasted manufacturing commitments that are no longer needed due to the reduced demand expectations of KORSUVA in the United States, all of which had been paid as of September 30, 2024.

Restructuring Actions

In January 2024, the Company announced a workforce reduction of up to 50% of its employees in order to reduce its operating expenses and focus its efforts on development of oral difelikefalin in chronic pruritus associated with NP. As a result, the Company made estimates and judgements regarding its future plans, including future employee termination costs to be incurred in conjunction with involuntary separations when such separations are probable and estimable. In the first quarter of 2024, the Company recorded a pre-tax severance expense of $2,401, which was included within restructuring expenses on the Condensed Consolidated Statements of Comprehensive Loss for the nine months ended September 30, 2024.

In connection with the streamlined operating plan approved by the Board of Directors in June 2024 (see Note 1, Business), the Board of Directors also approved a second reduction in the Company’s workforce by approximately 70%, which the Company substantially completed by June 30, 2024. As a result, the Company made additional estimates and judgments regarding its future plans, including future employee termination costs to be incurred in conjunction with involuntary separations when such separations are probable and estimable. In the second quarter of 2024, the Company recorded a pre-tax severance expense of $2,581, which was included within restructuring expenses on the Condensed Consolidated Statements of Comprehensive Loss for the nine months ended September 30, 2024. In the third quarter of 2024, the Company recorded an additional pre-tax severance expense of $707, which was included within restructuring expenses on the Condensed Consolidated Statements of Comprehensive Loss for the three and nine months ended September 30, 2024. The remaining amounts to be paid as of September 30, 2024 are included within accounts payable and accrued expenses on the Condensed Consolidated Balance Sheet.

The detail of activity related to the Company’s restructuring action is as follows:

Total expense recorded in the three months ended March 31, 2024	$2,401
Payments made in the three months ended March 31, 2024	(1,702)
Remaining amounts to be paid as of March 31, 2024	699
Total expense recorded in the three months ended June 30, 2024	2,581
Payments made in the three months ended June 30, 2024	(301)
Remaining amounts to be paid as of June 30, 2024	2,979
Total expense recorded in the three months ended September 30, 2024	707
Payments made in the three months ended September 30, 2024	(3,400)
Remaining amounts to be paid as of September 30, 2024	$286

Leases (Original Corporate Headquarters in 2015 & Amendment for Additional Space in 2020)

Lease expense was recognized on a straight-line basis over the lease term of the Company’s previous lease agreements for its original headquarters, and additional office space, in Stamford, Connecticut. As a result, $407 and $1,220 of operating lease cost, or lease expense, was recognized for the three and nine months ended September 30, 2023, respectively, consisting of $285 relating to R&D lease expense and $122 relating to G&A lease expense for the three months ended September 30, 2023, and $854 relating to R&D lease expense and $366 relating to G&A lease expense for the nine months ended September 30, 2023. There was no lease expense recognized on these former lease agreements for the three and nine months ended September 30, 2024 since these agreements terminated in December 2023.

Lease (New Corporate Headquarters in May 2023)

On May 11, 2023, the Company entered into the New Lease for the Company’s new principal executive offices. The initial term of the New Lease commenced on November 1, 2023, or the Commencement Date, and will expire on the last day of the calendar month in which occurs the tenth anniversary of the Rent Commencement Date, as defined below, or the Term.

In connection with the signing of the New Lease, the Company entered into a standby letter of credit agreement for $1,500 which serves as a security deposit for the leased office space. This standby letter of credit is secured with restricted cash in a money market account and is included within current assets as of September 30, 2024 (refer to Note 6, Restricted Cash).

The annual fixed rent rate under the New Lease is initially $1.3 million (considered by the Company to be at market rate as of the signing of the New Lease), which was set to commence on November 1, 2024, or the Rent Commencement Date, and was expected to increase 2.5% annually thereafter. The Company had expected to begin paying rent in November 2024.

The Company is also responsible for the payment of Additional Rent, as defined in the New Lease, including its share of the operating and tax expenses for the building. As a result, the New Lease contains both a lease (the right to use the asset) and a non-

lease component (common area maintenance services) which are accounted for separately. The Company allocates the consideration to the lease and non-lease component on a relative standalone price basis.

The Company had the option to extend the Term under the New Lease for an additional five years on the same terms and conditions (other than with respect to the annual fixed rent at the annual fair market rental rate, as defined in the New Lease) as set forth in the New Lease. This renewable term was not included as part of the lease term as defined in ASC 842 since it was not reasonably certain that the Company would exercise that option on the Commencement Date.

Since the New Lease did not provide an implicit interest rate, the Company used an incremental borrowing rate equal to the 3-month Secured Overnight Financing Rate, or SOFR, plus 7.75% per annum subject to a 3-month SOFR floor of 2.75%, which was based on the rate that the Company could obtain in the market for a fully collateralized loan equal to the term of the New Lease, or 12.83%.

On July 28, 2023, the Company recorded a lease liability and a right-of-use asset, or the ROU asset, for the New Lease since it obtained control of the premises to begin work on its leasehold improvements prior to the Commencement Date. The initial lease liability of $6,672 was recorded as the sum of the present value of the future minimum lease payments over the term of the lease. Lease incentives of $2,900 were not included within lease payments since the timing of these costs being incurred and reimbursed to the Company was uncertain, and they were neither paid nor payable as of July 28, 2023. These lease incentives reduced the lease liability and ROU asset by the costs incurred once the Company actually incurred the costs and the amounts qualified for reimbursement. The reduction to the lease liability was reversed once the Company was reimbursed for the qualified costs. The reduction to the ROU asset would be recognized prospectively over the remainder of the lease term. The ROU asset of $6,779 was initially recorded as the amount of the lease liability plus prepaid rent paid in May 2023. During the nine months ended September 2024, the Company was reimbursed $2,094 of qualified reimbursable lease incentives. As a result, there were no lease incentives remaining to be reimbursed to the Company as of September 30, 2024.

Beginning on July 28, 2023 and during the entire term of the New Lease, interest expense is calculated using the effective interest method and the ROU asset (including prepaid rent) would be amortized on a straight-line basis over the lease term, and both would be recorded as lease expense. As a result, lease expense of $241 and $766 for the New Lease was recorded for the three and nine months ended September 30, 2024, consisting of $241 relating to G&A lease expense for the three months ended September 30, 2024, and $368 relating to R&D expense and $398 relating to G&A expense for the nine months ended September 30, 2024. Lease expense of $214 for the New Lease was recorded for each of the three and nine months ended September 30, 2023, consisting of $150 relating to R&D lease expense and $64 relating to G&A lease expense.

Assignment of New Lease (in September 2024)

On September 26, 2024, the Company entered into the Assignment Agreements in which its corporate lease, leasehold improvements, and other property and equipment from its corporate office were transferred to a third party on November 1, 2024.

The Company determined that the modified lease agreement on September 26, 2024, or the Modification Date, was a lease with a termination date of November 1, 2024, which did not result in a separate contract. As a result, the Company remeasured the remaining consideration in the Assignment Agreements to include a cash lease payment of $3,238 and a release payment of $1,125 (that were both paid in September 2024), as well as a non-cash lease payment of $3,417 that included the fair value of the leasehold improvements and furniture and fixtures that was assigned to the third party on November 1, 2024.

The Company reassessed the classification of the Assignment Agreements on the Modification Date and determined that the modified lease continued to be an operating lease. The Company also incurred $577 of initial direct costs for the Assignment Agreements which were included within the ROU asset on September 26, 2024.

The Company remeasured the lease liability to be $7,780 on the Modification Date and adjusted the amount of the ROU asset by the amount of the remeasurement of the lease liability. Also on September 26, 2024, the Company made a cash payment of $4,363 which reduced the lease liability to $3,417, which is included within current liabilities on the Condensed Consolidated Balance Sheet since the termination date is November 1, 2024.

On September 30, 2024, the Company analyzed the recorded value of its ROU asset for impairment and determined that the carrying value was not recoverable. As a result, the Company recorded a full impairment charge of $4,274 on its ROU asset, which was included within the Condensed Consolidated Statements of Loss for the three and nine months ended September 30, 2024.

Other information related to leases (both current and former) was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows relating to operating leases	$4,363	$500	$4,363	$1,489
ROU assets obtained in exchange for new operating lease liabilities	$—	$6,779	$—	$6,779
Remaining lease term - operating leases (years)	0.1	10.4	0.1	10.4
Discount rate - operating leases	—%	12.4%	—%	12.4%

There are no other future minimum cash lease payments under the Assignment Agreements as of September 30, 2024. Future non-cash lease payments under the Assignment Agreements are $3,417, which are included within operating lease liability – current as of September 30, 2024. This non-cash lease payment is due at the end of the modified lease term, which is November 1, 2024.

19. Commitments and Contingencies

License Agreement with Enteris Biopharma, Inc.

In August 2019, the Company entered into a non-exclusive license agreement, or the Enteris License Agreement, with Enteris Biopharma, Inc., or Enteris, pursuant to which Enteris granted to the Company a non-exclusive, royalty-bearing license, including the right to grant sublicenses, under certain proprietary technology and patent rights related to or covering formulations for oral delivery of peptide active pharmaceutical ingredients with functional excipients to enhance permeability and/or solubility, known as Enteris’s Peptelligence® technology, to develop, manufacture and commercialize products using such technology worldwide, excluding Japan and South Korea.

As consideration for the licensed rights under the Enteris License Agreement, the Company paid an upfront fee equal to $8,000, consisting of $4,000 in cash and $4,000 in shares of the Company’s common stock pursuant to the Purchase Agreement with Enteris.

The Company is also obligated, pursuant to the Enteris License Agreement, to pay Enteris (1) milestone payments upon the achievement of certain development, regulatory and commercial milestones and (2) low-single digit royalty percentages on net sales of licensed products, subject to reductions in specified circumstances. During the year ended December 31, 2023, no milestone payments or royalties were paid to Enteris by the Company in relation to the Enteris License Agreement. During the years ended December 31, 2022 and 2021, the Company paid $5,000 and $15,000, respectively, to Enteris for milestones earned in relation to the Enteris License Agreement and as a result, the Company recognized $5,000 and $15,000 of R&D expense related to the Enteris License Agreement during these respective years.

The Enteris License Agreement will expire on a country-by-country, licensed product-by-licensed product basis upon the later of (1) the expiration (or invalidation) of all valid claims in licensed patent rights that cover such product in such country, (2) the end of the calendar quarter in which generic competition (as defined in the Enteris License Agreement) occurs for such product in such country and (3) ten years from the first commercial sale of such product.

Either party may terminate the Enteris License Agreement upon written notice if the other party has failed to remedy a material breach within 60 days (or 30 days in the case of a material breach of a payment obligation). Enteris may terminate the Enteris License Agreement upon 30 days’ written notice to the Company if the Company or any of its affiliates formally challenge the validity of any licensed patent rights or assists a third party in doing so. The Company may terminate the Enteris License Agreement for any reason or no reason (a) prior to receipt of first regulatory approval for a licensed product in the United States for any indication upon 30 days’ prior written notice to Enteris or (b) on or after receipt of first regulatory approval for a licensed product in the United States for any indication upon 60 days’ prior written notice to Enteris.

Manufacturing Agreements

In July 2021, the Company entered into an API Commercial Supply Agreement with Polypeptide Laboratories S.A., or PPL, that defines each party’s responsibilities with respect to PPL’s manufacture and supply of the API difelikefalin, for the difelikefalin injection product candidate. Under the API Commercial Supply Agreement, PPL shall manufacture API at its facility for sale and supply to the Company, in the amounts as set forth in purchase orders to be provided by the Company. The Company will be required to purchase its requirements of API for each year of the term of the agreement, based on internal forecasts.

The API Commercial Supply Agreement will continue until the fifth anniversary of the approval by the FDA of the new drug application for KORSUVA injection, unless the API Commercial Supply Agreement is earlier terminated, and will automatically be extended for successive five-year periods unless either party gives notice to the other party of its intention to terminate.

In July 2019, the Company entered into a Master Manufacturing Services Agreement, or MSA, with Patheon UK Limited, or Patheon. The MSA governs the general terms under which Patheon, or one of its affiliates, will provide non-exclusive manufacturing services to the Company for the drug products specified by the Company from time to time. Pursuant to the MSA, the Company has agreed to order from Patheon at least a certain percentage of its commercial requirements for a product under a related Product Agreement. Each Product Agreement that the Company may enter into from time to time will be governed by the terms of the MSA, unless expressly modified in such Product Agreement.

The MSA has an initial term ending December 31, 2024, and will automatically renew after the initial term for successive terms of two years each if there is a Product Agreement in effect, unless either party gives notice of its intention to terminate the MSA at least 18 months prior to the end of the then current term.

Either party may terminate the MSA or a Product Agreement upon written notice if the other party (1) has failed to remedy a material breach within a specified time or (2) is declared insolvent or bankrupt, voluntarily files a petition of bankruptcy or assigns such agreement for the benefit of creditors. The Company may terminate a Product Agreement (a) upon 90 days’ prior written notice if any governmental agency takes any action that prevents the Company from selling the relevant product in the relevant territory, (b) upon six months’ prior written notice if it does not intend to order manufacturing services due to a product’s discontinuance in the market, or (c) upon 90 days’ prior written notice if it determines that the manufacture or supply of a product likely infringes third-party rights. Patheon may terminate the MSA or a Product Agreement (i) upon six months’ prior written notice if the Company assigns such agreement to an assignee that is unacceptable to Patheon for certain reasons, or (ii) upon 30 days’ prior written notice if, after the first year of commercial sales, the Company forecasts zero volume for 12 months.

The MSA contains, among other provisions, customary representations and warranties by the parties, a grant to Patheon of certain limited license rights to the Company’s intellectual property in connection with Patheon’s performance of the services under the MSA, certain indemnification rights in favor of both parties, limitations of liability and customary confidentiality provisions.

Also in July 2019, the Company entered into two related Product Agreements under the MSA, one with each of Patheon and Patheon Manufacturing Services LLC, or Patheon Greenville, to govern the terms and conditions of the manufacture of commercial supplies of difelikefalin injection, the Company’s lead product candidate. Pursuant to the Product Agreements, Patheon and Patheon Greenville will manufacture commercial supplies of difelikefalin injection at the Monza, Italy and Greenville, North Carolina manufacturing sites, respectively, from API supplied by the Company. Patheon and Patheon Greenville will be responsible for supplying the other required raw materials and packaging components, and will also provide supportive manufacturing services such as quality control testing for raw materials, packaging components, and finished product.

In December 2023, the Company entered into an agreement with Patheon to reimburse Patheon approximately $1,700 for forecasted manufacturing commitments that are no longer needed due to the reduced demand expectations of KORSUVA in the United States and was recorded within accounts payable and accrued expenses on its Consolidated Balance Sheet. In connection with the agreement with Patheon, the Company agreed to schedule additional manufacturing commitments in 2024.

Lease (New Corporate Headquarters in May 2023)

On May 11, 2023, the Company entered into the New Lease for the Company’s new principal executive offices. The initial term of the New Lease commences on the earlier to occur of (a) the date the Company first occupies the premises for the regular conduct of its business therein, and (b) the date the Landlord delivers the premises to the Company in the condition required under the terms of the New Lease, provided that such date shall be no sooner than November 1, 2023, or the Commencement Date, and will expire on the last day of the calendar month in which occurs the tenth anniversary of the Rent Commencement Date, as defined below, or the Term.

In connection with the signing of the New Lease, the Company entered into a standby letter of credit agreement for $1,500 which serves as a security deposit for the leased office space. This standby letter of credit is secured with restricted cash in a money market account and is included within long-term assets as of December 31, 2023 (refer to Note 8, Restricted Cash).

The annual fixed rent rate under the New Lease will initially be $1,300 (considered by the Company to be at market rate as of the signing of the New Lease), commencing on the date which is the later to occur of (a) the date which is 12 months after the

Commencement Date and (b) November 1, 2024, or the Rent Commencement Date, and will increase 2.5% annually thereafter. The Company expects to begin paying rent in November 2024.

The Company is also responsible for the payment of Additional Rent, as defined in the New Lease, including its share of the operating and tax expenses for the building. As a result, the New Lease contains both a lease (the right to use the asset) and a non-lease component (common area maintenance services) which are accounted for separately. The Company allocates the consideration to the lease and non-lease component on a relative standalone price basis.

The Company will have the option to extend the Term under the New Lease for an additional five years on the same terms and conditions (other than with respect to the annual fixed rent at the annual fair market rental rate, as defined in the New Lease) as set forth in the New Lease. This renewable term is not included as part of the lease term as defined in ASC 842 since it is not reasonably certain that the Company will exercise that option on the Commencement Date.

On July 28, 2023, the Company recorded a lease liability and a ROU asset for the New Lease since it obtained control of the premises to begin work on its leasehold improvements prior to the Commencement Date. The initial lease liability of $6,672 was recorded as the sum of the present value of the future minimum lease payments over the term of the lease. Lease incentives of $2,900 were not included within lease payments since the timing of these costs being incurred and reimbursed to the Company was uncertain, and they are neither paid nor payable as of July 28, 2023. These lease incentives will reduce the lease liability and ROU asset by the costs incurred once the Company actually incurs the costs and the amounts qualify for reimbursement. The reduction to the lease liability will be reversed once the Company is reimbursed for the qualified costs. The reduction to the ROU asset will be recognized prospectively over the remainder of the lease term. The ROU asset of $6,779 was initially recorded as the amount of the lease liability plus prepaid rent paid in May 2023. In October and November 2023, the Company incurred $1,755 of costs that qualified for reimbursement as lease incentives, of which $808 had been reimbursed to the Company as of December 31, 2023.

Beginning on July 28, 2023 and during the entire term of the New Lease, interest expense is calculated using the effective interest method and the ROU asset (including prepaid rent) will be amortized on a straight-line basis over the lease term, and both will be recorded as lease expense. As a result, lease expense of $524 for the New Lease was recorded for the year ended December 31, 2023, consisting of $367 relating to R&D lease expense and $157 relating to G&A lease expense.

Leases (Original Corporate Headquarters in 2015 & Amendment for Additional Space in 2020)

The Company’s original Stamford Lease and Lease Amendment for prior office space both terminated in December 2023. Lease expense for the Stamford Lease and Lease Amendment was recognized on a straight-line basis over the lease term of the Company’s prior lease agreements in Stamford, Connecticut. As a result, $1,624 of operating lease cost, or lease expense, was recognized for each of the years ended December 31, 2023, 2022 and 2021, respectively, consisting of $1,137 relating to R&D lease expense and $487 relating to G&A lease expense in each respective period.

Other information related to the leases (both new in May 2023 and terminated in December 2023) was as follows:

	Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows relating to operating leases	$1,992	$1,957
ROU assets obtained in exchange for new operating lease liabilities	$6,779	$—
Remaining lease term - operating leases (years)	10.8	1.0
Discount rate - operating leases	12.8%	7.0%

Future minimum lease payments under the non-cancellable operating lease for the New Lease, as well as a reconciliation of these undiscounted cash flows to the operating lease liability as of December 31, 2023, were as follows:

Year Ending December 31,
2024	$108
2025	1,298
2026	1,330
2027	1,363
2028	1,398
Thereafter	8,874
Total future minimum lease payments, undiscounted	14,371
Less imputed interest	(7,336)
Less lease incentive to be reimbursed	(947)
Total	$6,088

Operating lease liability reported as of December 31, 2023:
Operating lease liability - current	$—
Operating lease liability - non-current	6,088
Total	$6,088